Certain Relationships And Related Party Transactions	3 Months Ended
Mar. 31, 2013
Certain Relationships And Related Party Transactions [Abstract]
Certain Relationships And Related Party Transactions

NOTE 7 – CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

The Company is a party to a management agreement with certain affiliates of the Sponsors and certain other parties pursuant to which such affiliates of the Sponsors will provide management and financial advisory services until 2018. These agreements require management fees to be paid to such affiliates of the Sponsors for such services at a rate not greater than $15.0 million per year, plus reimbursable expenses. For the three months ended March 31, 2013 and 2012, the Company recognized management fees and reimbursable expenses of $4.1 million and $4.0 million, respectively.